Consolidated Schedule of Investments
July 31, 2023
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–36.66%(a)
Argentina–0.19%
Argentina Treasury Bond BONCER, 2.00%, 11/09/2026	ARS	200,000,000	$3,138,685
Australia–0.92%
New South Wales Treasury Corp., 3.00%, 02/20/2030(b)	AUD	25,060,000	15,532,111
Austria–0.45%
Erste Group Bank AG,
6.50%(b)(c)(d)	EUR	2,400,000	2,604,167
5.13%(b)(c)(d)	EUR	2,200,000	2,179,744
Republic of Austria Government Bond, 2.10%, 09/20/2117(b)	EUR	3,587,000	2,781,322
			7,565,233
Belgium–0.44%
KBC Group N.V.,
4.25%(b)(c)(d)	EUR	3,200,000	3,130,491
4.75%(b)(c)(d)	EUR	4,000,000	4,325,267
			7,455,758
Brazil–6.66%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	5,700,000	5,471,987
Series F, 10.00%, 01/01/2027	BRL	495,000,000	104,767,702
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(b)	BRL	8,756,212	1,735,966
			111,975,655
Canada–0.58%
Province of Ontario, 3.75%, 12/02/2053	CAD	14,000,000	9,819,408
China–0.48%
China Government Bond, 3.32%, 04/15/2052	CNY	55,000,000	8,117,502
Colombia–3.42%
Colombian TES,
Series B, 7.75%, 09/18/2030	COP	79,000,000,000	17,906,881
Series B, 7.00%, 06/30/2032	COP	70,000,000,000	14,687,471
Series B, 7.25%, 10/18/2034	COP	33,425,000,000	6,880,888
Series B, 9.25%, 05/28/2042	COP	11,375,000,000	2,613,646
Series B, 7.25%, 10/26/2050	COP	85,050,000,000	15,527,568
			57,616,454
	Principal Amount		Value
Czech Republic–0.11%
CPI Property Group S.A., 4.88%(b)(c)(d)	EUR	4,100,000	$1,812,422
Egypt–0.10%
Egypt Government International Bond, 4.75%, 04/16/2026(b)	EUR	2,000,000	1,676,903
France–2.84%
Air France-KLM, 3.88%, 07/01/2026(b)	EUR	800,000	840,740
BPCE S.A., Series NC5, 1.50%, 01/13/2042(b)(c)	EUR	5,000,000	4,770,101
Electricite de France S.A., 5.38%(b)(c)(d)	EUR	5,400,000	5,835,804
French Republic Government Bond OAT,
0.00%, 05/25/2032(b)	EUR	32,444,000	27,651,334
0.75%, 05/25/2052(b)	EUR	14,952,000	8,629,674
			47,727,653
Germany–0.54%
Bayer AG, 2.38%, 11/12/2079(b)(c)	EUR	3,700,000	3,803,461
Deutsche Lufthansa AG,
3.75%, 02/11/2028(b)	EUR	800,000	835,202
4.38%, 08/12/2075(b)(c)	EUR	1,750,000	1,808,417
Nidda Healthcare Holding GmbH, 7.50%, 08/21/2026(b)	EUR	990,000	1,090,643
Volkswagen International Finance N.V., 4.63%(b)(c)(d)	EUR	1,480,000	1,564,897
			9,102,620
Greece–1.23%
Hellenic Republic Government Bond,
4.25%, 06/15/2033(b)	EUR	3,800,000	4,358,632
4.38%, 07/18/2038(b)	EUR	14,000,000	15,954,362
0.00%, 10/15/2042(e)	EUR	76,770,000	326,662
			20,639,656
India–1.10%
India Government Bond,
6.54%, 01/17/2032	INR	700,000,000	8,176,295
7.26%, 08/22/2032	INR	850,000,000	10,368,607
			18,544,902

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
Indonesia–1.43%
Indonesia Treasury Bond,
Series FR95, 6.38%, 08/15/2028	IDR	140,000,000,000	$9,451,392
Series FR96, 7.00%, 02/15/2033	IDR	210,000,000,000	14,668,528
			24,119,920
Italy–0.35%
Intesa Sanpaolo S.p.A.,
5.50%(b)(c)(d)	EUR	2,400,000	2,294,517
5.88%(b)(c)(d)	EUR	1,800,000	1,901,825
6.38%(b)(c)(d)	EUR	1,750,000	1,728,538
			5,924,880
Ivory Coast–0.15%
Ivory Coast Government International Bond, 4.88%, 01/30/2032(b)	EUR	2,900,000	2,595,226
Japan–0.80%
Japan Government Bond,
Series 15, 1.00%, 03/20/2062	JPY	673,600,000	3,983,693
Series 77, 1.60%, 12/20/2052	JPY	1,291,850,000	9,404,645
			13,388,338
Malaysia–0.51%
Malaysia Government Bond,
Series 115, 3.96%, 09/15/2025	MYR	17,500,000	3,924,595
Series 319, 3.48%, 06/14/2024	MYR	21,000,000	4,670,160
			8,594,755
Mexico–1.61%
Mexican Bonos, Series M, 7.75%, 05/29/2031	MXN	481,850,000	27,032,231
Netherlands–0.30%
ABN AMRO Bank N.V., 4.38%(b)(c)(d)	EUR	1,700,000	1,730,654
Cooperatieve Rabobank U.A., 4.38%(b)(c)(d)	EUR	3,400,000	3,349,963
			5,080,617
Peru–2.71%
Peru Government Bond,
6.15%, 08/12/2032	PEN	140,000,000	37,618,688
7.30%, 08/12/2033(b)	PEN	27,500,000	7,940,987
			45,559,675
Poland–1.56%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	PLN	140,000,000	26,282,875
	Principal Amount		Value
South Africa–2.91%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	421,000,000	$21,127,979
Series 2032, 8.25%, 03/31/2032	ZAR	165,300,000	7,903,251
Series R186, 10.50%, 12/21/2026	ZAR	340,000,000	19,893,339
			48,924,569
Spain–1.61%
Banco Bilbao Vizcaya Argentaria S.A., 5.88%(b)(c)(d)	EUR	7,600,000	8,368,495
Banco Santander S.A.,
4.38%(b)(c)(d)	EUR	1,800,000	1,704,204
4.13%(c)(d)	EUR	2,000,000	1,727,755
CaixaBank S.A.,
6.38%(b)(c)(d)	EUR	3,400,000	3,744,866
5.25%(b)(c)(d)	EUR	2,000,000	1,927,215
Repsol International Finance B.V., 3.75%(b)(c)(d)	EUR	1,950,000	2,026,104
Telefonica Europe B.V.,
2.88%(b)(c)(d)	EUR	3,700,000	3,578,346
4.38%(b)(c)(d)	EUR	3,700,000	3,998,993
			27,075,978
Supranational–0.99%
African Development Bank, 0.00%, 01/17/2050(f)	ZAR	222,000,000	1,277,350
Corp. Andina de Fomento, 6.82%, 02/22/2031(b)	MXN	221,200,000	11,045,403
International Finance Corp.,
0.00%, 02/15/2029(b)(f)	TRY	10,300,000	125,281
0.00%, 03/23/2038(f)	MXN	260,000,000	4,176,769
			16,624,803
Sweden–0.06%
Heimstaden Bostad AB, 3.38%(b)(c)(d)	EUR	1,850,000	1,003,983
Thailand–0.62%
Thailand Government Bond, 3.45%, 06/17/2043	THB	336,000,000	10,456,914
United Kingdom–1.76%
Barclays PLC, 7.13%(c)(d)	GBP	9,575,000	11,623,139
Bellis Acquisition Co. PLC, 3.25%, 02/16/2026(b)	GBP	953,000	1,053,805
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(b)	GBP	744,000	872,982
HSBC Holdings PLC, 5.88%(c)(d)	GBP	3,500,000	4,072,421
International Consolidated Airlines Group S.A., 1.50%, 07/04/2027(b)	EUR	1,900,000	1,826,217
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
United Kingdom–(continued)
Lloyds Banking Group PLC, 8.50%(c)(d)	GBP	2,275,000	$2,797,238
Nationwide Building Society, 5.75%(b)(c)(d)	GBP	1,775,000	2,011,792
NatWest Group PLC, 5.13%(c)(d)	GBP	2,415,000	2,637,761
United Kingdom Gilt, 0.50%, 10/22/2061(b)	GBP	6,912,000	2,727,522
			29,622,877
United States–0.06%
Boxer Parent Co., Inc., 6.50%, 10/02/2025(b)	EUR	850,000	930,415
Uruguay–0.17%
Uruguay Government International Bond, 9.75%, 07/20/2033	UYU	104,175,200	2,879,519
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $599,383,670)			616,822,537

U.S. Dollar Denominated Bonds & Notes–27.39%
Argentina–0.00%
Argentina Treasury Dual Bond, 0.00%, 04/30/2024(f)		$11,765	9,469
Belgium–0.24%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(b)		4,325,000	3,984,839
Brazil–0.52%
CSN Inova Ventures, 6.75%, 01/28/2028(b)		325,000	308,318
CSN Resources S.A., 5.88%, 04/08/2032(b)		1,050,000	876,300
Embraer Netherlands Finance B.V., 7.00%, 07/28/2030(b)		1,750,000	1,770,300
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)		4,745,000	4,340,551
Suzano Austria GmbH, 2.50%, 09/15/2028		1,716,000	1,465,898
			8,761,367
Canada–1.08%
1011778 BC ULC/New Red Finance, Inc., 3.50%, 02/15/2029(b)		706,000	621,045
1375209 BC Ltd., 9.00%, 01/30/2028(b)(g)		797,000	799,764
Baytex Energy Corp., 8.50%, 04/30/2030(b)		616,000	624,766
Enbridge, Inc., 7.38%, 01/15/2083(c)		6,974,000	6,914,992
	Principal Amount	Value
Canada–(continued)
Enerflex Ltd., 9.00%, 10/15/2027(b)	$613,000	$617,512
GFL Environmental, Inc., 4.38%, 08/15/2029(b)	703,000	627,555
Hudbay Minerals, Inc., 6.13%, 04/01/2029(b)	736,000	705,817
New Gold, Inc., 7.50%, 07/15/2027(b)	674,000	645,048
Parkland Corp., 4.50%, 10/01/2029(b)	740,000	653,697
Ritchie Bros. Holdings, Inc., 6.75%, 03/15/2028(b)(g)	1,342,000	1,360,452
Strathcona Resources Ltd., 6.88%, 08/01/2026(b)(g)	767,000	674,326
TransAlta Corp., 7.75%, 11/15/2029	595,000	617,979
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(c)	3,545,000	3,316,249
		18,179,202
Chile–0.38%
AES Andes S.A., 6.35%, 10/07/2079(b)(c)	1,750,000	1,655,032
Kenbourne Invest S.A., 4.70%, 01/22/2028(b)	2,084,000	1,500,679
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(b)	3,500,000	3,254,096
		6,409,807
China–0.08%
Prosus N.V., 4.99%, 01/19/2052(b)	1,750,000	1,282,836
Colombia–0.71%
Bancolombia S.A., 6.91%, 10/18/2027(c)	6,150,000	6,043,605
Colombia Government International Bond, 4.13%, 02/22/2042	3,725,000	2,509,125
Ecopetrol S.A., 5.38%, 06/26/2026	3,500,000	3,371,602
		11,924,332
Czech Republic–0.03%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(b)	566,000	578,979
Dominican Republic–0.10%
Dominican Republic International Bond,
4.50%, 01/30/2030(b)	720,000	639,970
4.88%, 09/23/2032(b)	1,200,000	1,043,789
		1,683,759
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
Egypt–0.09%
Egypt Government International Bond, 8.50%, 01/31/2047(b)	$2,600,000	$1,525,004
France–1.44%
Altice France S.A.,
8.13%, 02/01/2027(b)(g)	870,000	712,701
5.13%, 07/15/2029(b)	543,000	380,792
5.50%, 10/15/2029(b)	518,000	368,278
BNP Paribas S.A.,
7.38%(b)(c)(d)(g)	6,750,000	6,683,175
6.63%(b)(c)(d)(g)	1,400,000	1,365,000
7.75%(b)(c)(d)	1,750,000	1,746,325
BPCE S.A., 5.15%, 07/21/2024(b)(g)	3,500,000	3,444,464
Electricite de France S.A., 9.13%(b)(c)(d)(g)	2,642,000	2,784,007
Iliad Holding S.A.S., 6.50%, 10/15/2026(b)	275,000	263,797
Iliad Holding S.A.S.U., 7.00%, 10/15/2028(b)	1,347,000	1,265,832
Societe Generale S.A.,
7.38%(b)(c)(d)(g)	1,750,000	1,729,578
7.88%(b)(c)(d)	1,750,000	1,733,378
8.00%(b)(c)(d)	1,750,000	1,715,219
		24,192,546
Germany–0.04%
ZF North America Capital, Inc., 6.88%, 04/14/2028(b)	622,000	632,286
Ghana–0.05%
Ghana Government International Bond, 7.88%, 02/11/2035(b)	1,750,000	807,786
Guatemala–0.10%
CT Trust, 5.13%, 02/03/2032(b)	2,000,000	1,664,885
Hong Kong–0.91%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(b)(g)	9,250,000	8,838,047
5.75%, 07/21/2028(b)	1,775,000	1,588,833
5.38%, 12/04/2029(b)	2,049,000	1,751,870
Prudential Funding Asia PLC, 4.88%(b)(d)	3,550,000	3,091,265
		15,270,015
India–0.29%
JSW Steel Ltd., 3.95%, 04/05/2027(b)	4,260,000	3,796,869
	Principal Amount	Value
India–(continued)
Muthoot Finance Ltd., 4.40%, 09/02/2023(b)	$1,126,000	$1,120,370
		4,917,239
Indonesia–0.83%
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(b)	6,390,000	6,036,313
PT Indonesia Asahan Aluminium/PT Mineral Industri Indonesia (Persero), 6.76%, 11/15/2048(b)	3,000,000	2,981,305
PT Pertamina (Persero), 4.18%, 01/21/2050(b)(g)	1,775,000	1,411,190
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.13%, 05/15/2027(b)	3,700,000	3,543,282
		13,972,090
Iraq–0.06%
Iraq International Bond, 5.80%, 01/15/2028(b)	1,012,500	942,900
Ireland–0.55%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 06/06/2028(g)	1,271,000	1,267,264
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	1,750,000	1,755,386
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(b)(f)	754,507	717,152
Series 119, 0.00%, 04/30/2025(b)(f)	802,704	762,963
Series 120, 0.00%, 04/30/2025(b)(f)	1,004,783	955,037
Series 122, 0.00%, 04/30/2025(b)(f)	880,347	836,762
Series 124, 0.00%, 04/30/2025(b)(f)	707,070	672,064
Series 126, 0.00%, 04/30/2025(b)	791,007	751,845
Series 127, 0.00%, 04/30/2025(b)(f)	916,217	870,856
0.00%, 04/30/2025(b)(f)	719,087	683,486
		9,272,815
Italy–0.07%
Telecom Italia S.p.A., 5.30%, 05/30/2024(b)	1,218,000	1,195,196
Ivory Coast–0.12%
Ivory Coast Government International Bond, 5.38%, 07/23/2024(b)	2,100,000	2,068,895
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
Macau–0.70%
MGM China Holdings Ltd.,
5.38%, 05/15/2024(b)	$3,495,000	$3,454,493
5.88%, 05/15/2026(b)(g)	4,250,000	4,128,450
Studio City Finance Ltd., 5.00%, 01/15/2029(b)	1,100,000	848,589
Wynn Macau Ltd.,
4.88%, 10/01/2024(b)(g)	2,840,000	2,771,556
5.63%, 08/26/2028(b)	723,000	642,636
		11,845,724
Mexico–1.38%
Banco Mercantil del Norte S.A.,
8.38%(b)(c)(d)	1,850,000	1,814,961
5.88%(b)(c)(d)	1,764,000	1,543,500
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(b)	3,550,000	2,441,877
6.99%, 02/20/2032(b)	1,722,000	1,111,863
Cemex S.A.B. de C.V., 5.13%(b)(c)(d)	2,487,000	2,307,563
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(b)	3,150,000	2,853,526
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)	3,064,000	2,430,680
Petroleos Mexicanos,
6.50%, 03/13/2027	3,500,000	3,115,836
8.75%, 06/02/2029(g)	3,500,000	3,198,580
7.69%, 01/23/2050	1,775,000	1,236,843
6.95%, 01/28/2060	1,925,000	1,229,225
		23,284,454
Netherlands–0.66%
ING Groep N.V.,
6.50%(c)(d)(g)	5,000,000	4,717,810
5.75%(c)(d)(g)	7,100,000	6,379,953
		11,097,763
Nigeria–0.09%
Nigeria Government International Bond, 6.50%, 11/28/2027(b)	1,750,000	1,568,385
Oman–0.21%
Oman Government International Bond, 6.75%, 01/17/2048(b)	3,500,000	3,474,205
Panama–0.09%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	1,750,000	1,495,288
	Principal Amount	Value
Romania–0.11%
Romanian Government International Bond, 7.13%, 01/17/2033(b)	$1,750,000	$1,885,342
Supranational–0.11%
European Bank for Reconstruction and Development, 6.40%, 08/27/2025	1,800,000	1,843,079
Sweden–0.39%
Skandinaviska Enskilda Banken AB, 5.13%(b)(c)(d)	3,400,000	3,217,165
Swedbank AB, Series NC5, 5.63%(b)(c)(d)	3,400,000	3,251,100
		6,468,265
Switzerland–0.43%
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%, 09/11/2044(b)(c)	3,850,000	3,697,251
Credit Suisse Group AG, 6.25%(b)(c)(d)(h)	7,385,000	443,100
UBS Group AG, 5.13%(b)(c)(d)	3,500,000	3,147,988
		7,288,339
Tanzania–0.19%
HTA Group Ltd., 7.00%, 12/18/2025(b)	3,330,000	3,187,176
United Kingdom–1.78%
abrdn PLC, 4.25%, 06/30/2028(b)	1,825,000	1,605,863
BP Capital Markets PLC, 4.88%(c)(d)(g)	1,295,000	1,208,105
British Telecommunications PLC, 4.25%, 11/23/2081(b)(c)	10,650,000	9,470,899
Lloyds Banking Group PLC,
7.50%(c)(d)	2,100,000	2,048,382
7.50%(c)(d)	3,500,000	3,317,125
M&G PLC, 6.50%, 10/20/2048(b)(c)	925,000	927,299
NatWest Group PLC, 6.00%(c)(d)(g)	3,500,000	3,284,225
Virgin Media Finance PLC, 5.00%, 07/15/2030(b)	246,000	202,077
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(b)	544,000	502,703
Vodafone Group PLC,
3.25%, 06/04/2081(c)(g)	6,876,000	6,080,130
4.13%, 06/04/2081(c)	1,605,000	1,277,687
		29,924,495
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–13.33%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	$1,856,000	$1,843,567
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(b)(g)	4,445,000	4,383,815
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	607,000	574,215
3.75%, 01/30/2031(b)	1,546,000	1,308,351
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	7,651,417	7,544,198
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)	640,000	626,565
Ball Corp., 6.00%, 06/15/2029	636,000	636,795
Bank of New York Mellon Corp. (The), Series I, 3.75%(c)(d)	312,000	258,929
Bausch Health Cos., Inc., 4.88%, 06/01/2028(b)	1,016,000	617,337
Becton, Dickinson and Co., 3.79%, 05/20/2050	3,307,000	2,639,153
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)	1,024,000	939,520
Boeing Co. (The), 4.88%, 05/01/2025	3,500,000	3,457,327
Callon Petroleum Co., 8.00%, 08/01/2028(b)(g)	606,000	614,997
Camelot Finance S.A., 4.50%, 11/01/2026(b)	2,258,000	2,131,752
Carnival Corp.,
10.50%, 02/01/2026(b)(g)	3,600,000	3,798,054
4.00%, 08/01/2028(b)(g)	733,000	652,376
6.00%, 05/01/2029(b)	380,000	341,920
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	632,000	690,200
Carriage Services, Inc., 4.25%, 05/15/2029(b)(g)	1,564,000	1,356,316
CCM Merger, Inc., 6.38%, 05/01/2026(b)	620,000	604,591
Principal Amount		Value
United States–(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(b)	$1,170,000	$1,143,329
5.13%, 05/01/2027(b)	55,000	51,651
5.00%, 02/01/2028(b)	198,000	183,160
4.75%, 03/01/2030(b)	4,067,000	3,528,801
4.50%, 08/15/2030(b)	4,945,000	4,194,334
4.50%, 05/01/2032	708,000	577,914
4.25%, 01/15/2034(b)	245,000	188,534
Celanese US Holdings LLC, 5.90%, 07/05/2024	4,395,000	4,388,212
Charles Schwab Corp. (The), Series G, 5.38%(c)(d)(g)	974,000	954,726
Citigroup, Inc.,
3.88%(c)(d)	146,000	127,443
7.38%(c)(d)	130,000	132,600
Civitas Resources, Inc.,
8.38%, 07/01/2028(b)	664,000	683,794
8.75%, 07/01/2031(b)	333,000	345,071
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	559,000	497,064
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	650,000	603,670
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)(g)	4,248,000	4,175,430
8.00%, 12/15/2027(b)	1,440,000	1,409,400
5.25%, 05/15/2030(b)	532,000	425,728
4.75%, 02/15/2031(b)	354,000	268,612
Cox Communications, Inc., 2.95%, 10/01/2050(b)	2,720,000	1,676,498
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	1,238,000	1,259,870
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(g)	1,454,000	1,256,609
CSC Holdings LLC,
5.50%, 04/15/2027(b)(g)	848,000	728,216
4.63%, 12/01/2030(b)	213,000	107,223
4.50%, 11/15/2031(b)	1,245,000	894,424
5.00%, 11/15/2031(b)	253,000	128,091
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	$884,000	$786,649
CVS Health Corp., 5.05%, 03/25/2048	3,500,000	3,195,390
DaVita, Inc., 3.75%, 02/15/2031(b)	448,000	358,726
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	876,000	811,325
Dell International LLC/EMC Corp., 6.20%, 07/15/2030(g)	7,400,000	7,690,050
DISH Network Corp., 11.75%, 11/15/2027(b)	637,000	642,088
Diversified Healthcare Trust,
4.75%, 05/01/2024	406,000	389,907
4.38%, 03/01/2031	176,000	128,462
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	165,000	145,383
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)	1,268,000	1,261,660
Encompass Health Corp., 4.50%, 02/01/2028	834,000	775,520
EnerSys, 4.38%, 12/15/2027(b)(g)	652,000	605,157
EnPro Industries, Inc., 5.75%, 10/15/2026	973,000	949,629
FedEx Corp., 4.05%, 02/15/2048	3,500,000	2,809,510
FirstCash, Inc., 5.63%, 01/01/2030(b)	718,000	663,363
Ford Motor Co.,
3.25%, 02/12/2032	799,000	632,436
4.75%, 01/15/2043	455,000	356,391
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	10,716,000	10,443,286
3.38%, 11/13/2025	300,000	280,763
4.39%, 01/08/2026	277,000	263,495
5.11%, 05/03/2029(g)	1,120,000	1,046,830
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(b)	661,000	655,375
5.50%, 05/01/2028(b)	1,350,000	1,249,633
Freeport-McMoRan, Inc., 4.63%, 08/01/2030(g)	6,290,000	5,936,613
Gap, Inc. (The), 3.63%, 10/01/2029(b)	841,000	628,228
Gartner, Inc.,
4.50%, 07/01/2028(b)	518,000	484,728
3.63%, 06/15/2029(b)	536,000	472,828
3.75%, 10/01/2030(b)	185,000	161,442
Principal Amount		Value
United States–(continued)
General Motors Co., 6.80%, 10/01/2027(g)	$7,000,000	$7,311,359
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	288,000	285,562
6.25%, 05/15/2026	251,000	239,748
8.00%, 01/15/2027	391,000	385,157
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	978,000	956,866
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	1,434,000	1,271,304
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	933,000	919,845
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	626,000	579,196
6.00%, 02/01/2031(b)	168,000	152,769
6.25%, 04/15/2032(b)	165,000	150,121
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	91,000	88,015
Howard Midstream Energy Partners LLC,
6.75%, 01/15/2027(b)	812,000	784,014
8.88%, 07/15/2028(b)	472,000	483,092
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029(g)	1,110,000	901,573
Jabil, Inc., 3.00%, 01/15/2031	3,700,000	3,145,167
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	778,000	683,297
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 02/01/2028(b)	2,579,000	2,505,287
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	723,000	618,481
Jefferies Financial Group, Inc., 6.50%, 07/31/2026	3,500,000	3,501,907
JPMorgan Chase & Co., Series FF, 5.00%(c)(d)	252,000	246,551
L3Harris Technologies, Inc., 5.40%, 01/15/2027	2,917,000	2,926,197
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	$757,000	$638,922
Lamar Media Corp.,
4.88%, 01/15/2029(g)	1,861,000	1,737,057
4.00%, 02/15/2030	673,000	593,167
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	1,386,000	1,210,520
8.25%, 08/01/2031(b)	341,000	346,712
Level 3 Financing, Inc.,
3.75%, 07/15/2029(b)	1,403,000	921,260
10.50%, 05/15/2030(b)	107,000	110,964
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(g)	1,438,000	1,239,785
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	1,172,000	1,082,202
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	4,554,000	3,971,038
Mattel, Inc., 6.20%, 10/01/2040	1,775,000	1,664,411
Medline Borrower L.P., 3.88%, 04/01/2029(b)	762,000	667,948
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2027(b)	389,000	380,832
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	1,786,000	1,290,808
Navient Corp., 6.13%, 03/25/2024	646,000	644,195
NCL Corp. Ltd., 5.88%, 02/15/2027(b)	1,342,000	1,308,084
NCR Corp., 5.75%, 09/01/2027(b)	663,000	667,771
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	681,000	620,051
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	703,000	645,925
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	420,000	393,031
Novelis Corp., 3.25%, 11/15/2026(b)	1,002,000	911,793
NRG Energy, Inc., 4.45%, 06/15/2029(b)	768,000	683,666
OneMain Finance Corp.,
6.88%, 03/15/2025	871,000	868,900
7.13%, 03/15/2026	735,000	728,796
3.88%, 09/15/2028	456,000	374,923
Principal Amount		Value
United States–(continued)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)(g)	$685,000	$617,558
Penske Truck Leasing Co. L.P./PTL Finance Corp., 6.05%, 08/01/2028(b)	7,000,000	7,024,542
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/2053	95,000	97,689
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	2,220,000	1,989,972
PNC Financial Services Group, Inc. (The), Series W, 6.25%(c)(d)	264,000	242,067
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	748,000	628,993
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(b)	328,000	301,537
4.80%, 05/15/2030(b)	612,000	543,701
6.88%, 04/15/2040(b)	621,000	562,564
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)(g)	706,000	630,105
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(b)	922,000	857,831
RR Donnelley & Sons Co., 8.25%, 07/01/2027	447,000	456,919
SBA Communications Corp., 3.88%, 02/15/2027	688,000	634,454
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	702,000	622,744
Seagate HDD Cayman,
4.13%, 01/15/2031	1,069,000	881,925
9.63%, 12/01/2032(b)	1,512,800	1,676,233
Sempra, 4.13%, 04/01/2052(c)	10,650,000	8,761,826
Sensata Technologies B.V.,
5.00%, 10/01/2025(b)	654,000	638,131
4.00%, 04/15/2029(b)	182,000	160,992
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)(g)	718,000	607,090
Service Properties Trust,
5.50%, 12/15/2027	1,589,000	1,396,285
4.38%, 02/15/2030	1,106,000	823,902
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)(g)	396,000	310,407
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	$8,100,000	$7,595,760
Series 21-A, 3.75%, 09/15/2051(c)(g)	5,624,000	4,865,388
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	643,000	621,775
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(i)	635,000	624,632
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	875,000	754,404
Syneos Health, Inc., 3.63%, 01/15/2029(b)	186,000	184,313
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	605,000	628,559
Tenet Healthcare Corp., 4.88%, 01/01/2026	1,613,000	1,562,739
TransDigm, Inc.,
6.25%, 03/15/2026(b)	1,238,000	1,232,449
6.75%, 08/15/2028(b)	295,000	296,249
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	640,000	661,462
Transocean, Inc., 8.75%, 02/15/2030(b)	566,000	588,148
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,120,000	1,044,131
United Airlines, Inc., 4.38%, 04/15/2026(b)	3,600,000	3,412,288
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	755,000	629,685
Valaris Ltd., 8.38%, 04/30/2030(b)(g)	606,000	620,605
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)(g)	861,000	875,909
Viatris, Inc., 3.85%, 06/22/2040	2,220,000	1,580,024
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	435,000	326,913
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	1,451,000	1,351,070
	Principal Amount	Value
United States–(continued)
Vistra Operations Co. LLC,
5.13%, 05/13/2025(b)	$213,000	$208,149
5.50%, 09/01/2026(b)	168,000	162,621
5.63%, 02/15/2027(b)	300,000	290,403
5.00%, 07/31/2027(b)	632,000	596,080
4.38%, 05/01/2029(b)(g)	708,000	625,714
Vital Energy, Inc., 9.50%, 01/15/2025	642,000	639,599
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	345,000	320,870
Yum! Brands, Inc., 5.38%, 04/01/2032(g)	990,000	938,064
		224,318,988
Zambia–0.23%
First Quantum Minerals Ltd.,
6.88%, 10/15/2027(b)	3,500,000	3,445,785
8.63%, 06/01/2031(b)	443,000	454,075
		3,899,860
Total U.S. Dollar Denominated Bonds & Notes (Cost $506,942,310)		460,857,610

Asset-Backed Securities–9.52%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(j)	10,783	10,435
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.54%, 01/15/2051(k)	9,433,163	179,038
CarMax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 01/15/2026	2,285,000	2,273,983
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.87%, 11/13/2050(k)	4,705,140	114,214
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.03%, 10/12/2050(k)	12,906,273	391,776
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 7.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(j)	91,861	89,724
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A3, 2.82%, 05/25/2035(e)	$450,235	$431,678
COMM Mortgage Trust,
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	4,690,000	4,322,554
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	70,000	66,939
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	307,456	278,951
Series 2005-J4, Class A7, 5.50%, 11/25/2035	467,295	382,714
CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 5.57% (1 mo. Term SOFR + 0.34%), 12/15/2035(j)	2,246	2,239
Series 2006-H, Class 2A1A, 5.13% (1 mo. Term SOFR + 0.26%), 11/15/2036(j)	20,252	17,330
DT Auto Owner Trust,
Series 2019-2A, Class D, 3.48%, 02/18/2025(b)	23,309	23,283
Series 2019-4A, Class D, 2.85%, 07/15/2025(b)	3,126,224	3,093,551
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(b)	156,615	156,472
Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	2,928,214	2,885,597
FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.88%, 01/25/2050(b)(e)	840,000	785,938
Series 2016-K54, Class C, 4.05%, 04/25/2048(b)(e)	4,190,000	3,979,485
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.75%, 07/25/2035(e)	51,347	48,252
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, 7.97% (1 mo. Term SOFR + 2.74%), 10/15/2039(b)(j)	2,100,000	2,100,542
Principal Amount		Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	$209,937	$198,692
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 4.07%, 07/25/2035(e)	40,124	39,467
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(e)	1,655,000	1,379,463
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(e)	14,112	661
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 5.61% (1 mo. Term SOFR + 0.31%), 08/25/2036(j)	2,923,738	1,065,523
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	301,179	293,569
Series 2014-C14, Class B, 4.87%, 02/15/2047(e)	680,000	667,879
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(k)	3,995,137	122,545
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(e)	5,788,188	4,651,445
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(b)(i)	822,315	793,704
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(b)(i)	1,581,375	1,538,416
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	22,317	16,816
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.07%, 11/15/2050(k)	7,556,790	216,538
Vendee Mortgage Trust,
Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(l)	47,982	266
Series 1995-3, Class 1, IO, 0.00%, 09/15/2025(k)	1,022,974	1
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(b)(e)		$1,106,049	$1,066,411
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 4.23%, 10/25/2033(e)		29,046	27,622
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(k)		6,297,699	190,590
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046		618,590	580,339
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(e)		1,135,000	1,114,748
Series 2014-C20, Class AS, 4.18%, 05/15/2047		1,455,000	1,411,906
Alba PLC,
Series 2007-1, Class F, 8.27% (SONIA + 3.37%), 03/17/2039(a)(b)(j)	GBP	1,944,912	2,361,745
Series 2007-1, Class E, 6.22% (SONIA + 1.32%), 03/17/2039(a)(b)(j)	GBP	5,073,684	5,692,350
Series 2006-2, Class F, 8.25% (SONIA + 3.37%), 12/15/2038(a)(b)(j)	GBP	1,228,968	1,471,897
Eurohome UK Mortgages PLC,
Series 2007-1, Class B1, 5.89% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(a)(b)(j)	GBP	2,006,000	2,155,902
Series 2007-2, Class B1, 6.40% (SONIA + 1.52%), 09/15/2044(a)(b)(j)	GBP	2,243,000	2,266,149
	Principal Amount		Value
Eurosail PLC,
Series 2006-2X, Class E1C, 8.25% (SONIA + 3.37%), 12/15/2044(a)(b)(j)	GBP	5,550,000	$6,188,611
Series 2006-4X, Class E1C, 7.98% (SONIA + 3.12%), 12/10/2044(a)(b)(j)	GBP	4,135,722	4,894,149
Series 2007-2X, Class D1A, 4.27% (3 mo. EURIBOR + 0.80%), 03/13/2045(a)(b)(j)	EUR	3,500,000	3,319,625
Series 2006-2X, Class D1A, 4.33% (3 mo. EURIBOR + 0.80%), 12/15/2044(a)(b)(j)	EUR	6,300,000	5,857,249
Series 2007-2X, Class D1C, 5.79% (SONIA + 0.92%), 03/13/2045(a)(b)(j)	GBP	4,900,000	5,481,923
Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 5.88% (SONIA + 1.01%), 03/13/2045(a)(b)(j)	GBP	1,750,000	1,919,358
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 7.32% (3 mo. EURIBOR + 3.75%), 06/18/2039(a)(b)(j)	EUR	4,570,000	4,800,217
Jupiter Mortgage No.1 PLC, Series E, 7.46% (SONIA + 2.50%), 07/20/2060(a)(b)(j)	GBP	3,500,000	4,469,583
Ludgate Funding PLC, Series 2007-1, Class MA, 5.67% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(b)(j)	GBP	2,681,497	3,103,878
Newday Funding Master Issuer PLC,
Series 2021-1X, Class E, 8.99% (SONIA + 4.05%), 03/15/2029(a)(b)(j)	GBP	8,043,000	10,179,743
Series 2021-3X, Class E, 9.29% (SONIA + 4.35%), 11/15/2029(a)(b)(j)	GBP	3,700,000	4,705,316
Series 2021-3X, Class D, 7.29% (SONIA + 2.35%), 11/15/2029(a)(b)(j)	GBP	5,075,000	6,348,708
Stratton Mortgage Funding PLC, Series 2021-1, Class E, 7.69% (SONIA + 2.75%), 09/25/2051(a)(b)(j)	GBP	2,220,000	2,800,893
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
Towd Point Mortgage Funding 2019 - Granite4 PLC,
Series 2019-GR4X, Class FR, 7.01% (SONIA + 2.05%), 10/20/2051(a)(b)(j)	GBP	2,130,000	$2,682,805
Series 2019-GR4X, Class GR, 7.46% (SONIA + 2.50%), 10/20/2051(a)(b)(j)	GBP	1,775,000	2,231,922
Prosil Acquisition S.A., Series 2019-1, Class A, 5.71% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(b)(j)	EUR	4,214,978	4,203,485
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 6.26% (1 mo. EURIBOR + 2.80%), 11/14/2035(a)(b)(j)	EUR	7,847,512	8,282,915
Alhambra SME Funding DAC, Series 2019-1, Class D, 12.82% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(b)(j)	EUR	424,276	370,402
Lusitano Mortgages No. 5 PLC, Class D, 4.62% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(b)(j)	EUR	1,879,045	1,638,564
Futura S.r.l., Series 2019-1, Class A, 5.94% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(b)(j)	EUR	2,789,504	3,048,119
Taurus, Series 2018-IT1, Class A, 4.38% (3 mo. EURIBOR + 2.78%), 05/18/2032(a)(j)	EUR	4,620,570	4,930,383
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(e)(m)		$7,698,968	7,314,020
0.00%, 12/31/2043(a)(e)(m)	ARS	83,227,881	287,228
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(a)(e)(m)	ARS	311,500,000	2,187,378
SC Germany Consumer UG, Series 2018-1, Class D, 3.25%, 12/13/2031(a)(b)	EUR	7,200,000	7,902,034
Total Asset-Backed Securities (Cost $167,293,838)			160,107,847

U.S. Government Sponsored Agency Mortgage-Backed Securities–6.26%
Fannie Mae Grantor Trust,
IO, 0.63%, 11/25/2040(k)		1,935,190	8,662
0.38%, 12/25/2041(k)		12,013,710	126,811
Principal Amount		Value

Fannie Mae Interest STRIPS,
IO, 7.50%, 10/25/2023 - 11/25/2029(l)	$37,336	$5,601
6.50%, 04/25/2029 - 07/25/2032(l)	782,244	109,982
6.00%, 12/25/2032 - 08/25/2035(l)	1,010,722	148,632
5.50%, 11/25/2033 - 06/25/2035(l)	844,793	132,601
Fannie Mae REMICs,
IO, 2.42% (7.60% - (30 Day Average SOFR + 0.11%)), 06/25/2026(j)(l)	43,266	1,283
2.72%, 11/18/2031 - 12/18/2031(j)(l)	111,589	9,173
2.72% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(j)(l)	2,121	189
2.77% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(j)(l)	25,448	2,053
2.82% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(j)(l)	50,671	4,395
2.92%, 03/25/2032 - 04/25/2032(j)(l)	72,714	6,964
1.82% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(j)(l)	32,568	1,995
2.62% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(j)(l)	22,903	2,172
2.82%, 07/25/2032 - 09/25/2032(j)(l)	104,255	10,659
2.92%, 12/18/2032(j)(l)	84,628	6,236
3.02% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(j)(l)	297,768	27,602
3.07%, 02/25/2033 - 05/25/2033(j)(l)	172,630	21,384
7.00%, 03/25/2033 - 04/25/2033(l)	403,710	55,876
2.37% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(j)(l)	135,525	12,814
0.87%, 03/25/2035 - 07/25/2038(j)(l)	118,157	5,081
1.57%, 03/25/2035 - 05/25/2035(j)(l)	186,514	5,206
1.42% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(j)(l)	267,211	12,986
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

1.52% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(j)(l)	$497,757	$31,334
2.05% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(j)(l)	530,075	19,993
1.36% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(j)(l)	778,060	49,366
4.00%, 04/25/2041(l)	774,961	81,154
1.37% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(j)(l)	130,611	8,981
0.97% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(j)(l)	352,299	33,697
7.00%, 07/25/2026	4,753	4,726
4.00%, 08/25/2026 - 03/25/2041	71,701	66,821
6.50%, 10/25/2028 - 04/25/2029	60,128	60,478
6.00%, 05/25/2031 - 01/25/2032	111,050	111,248
6.18%, 04/25/2032 - 12/25/2032(j)	88,576	89,778
5.68% (30 Day Average SOFR + 0.61%), 10/18/2032(j)	33,956	33,836
5.68% (30 Day Average SOFR + 0.61%), 12/25/2032(j)	57,114	54,883
5.58% (30 Day Average SOFR + 0.51%), 11/25/2033(j)	31,274	31,156
5.56% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(j)	128,506	145,731
5.19% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(j)	124,913	135,461
6.12% (30 Day Average SOFR + 1.05%), 06/25/2037(j)	63,032	63,417
Federal Home Loan Mortgage Corp.,
8.50%, 08/01/2031	18,853	19,537
5.00%, 09/01/2052 - 03/01/2053	33,540,330	32,837,771
4.50%, 10/01/2052	16,442,730	15,848,894
Principal Amount		Value

Federal National Mortgage Association,
7.50%, 03/01/2033	$12,547	$12,871
7.00%, 12/01/2033	10,807	11,015
5.50%, 02/01/2035 - 03/01/2053	34,108,115	33,925,185
4.50%, 07/01/2052	18,698,130	17,952,768
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.65%, 02/25/2026(k)	3,967,636	48,821
Series K735, Class X1, IO, 1.10%, 05/25/2026(k)	6,645,240	139,923
Series K093, Class X1, IO, 0.95%, 05/25/2029(k)	45,418,053	1,971,611
Freddie Mac REMICs,
5.00%, 09/15/2023	358	357
6.75%, 02/15/2024	498	496
6.50%, 02/15/2028 - 06/15/2032	57,926	58,850
5.64% (30 Day Average SOFR + 0.56%), 02/15/2029(j)	5,120	5,103
5.84% (30 Day Average SOFR + 0.76%), 07/15/2029(j)	7,885	7,893
6.19%, 02/15/2032 - 03/15/2032(j)	179,608	181,057
3.50%, 05/15/2032	55,450	52,407
5.69% (30 Day Average SOFR + 0.61%), 01/15/2033(j)	5,215	5,208
5.71% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(j)	94,610	108,687
4.00%, 06/15/2038	54,616	51,174
3.00%, 05/15/2040	723	707
IO, 0.81%, 03/15/2024 - 04/15/2038(j)(l)	72,851	3,593
7.00%, 03/15/2028 - 04/15/2028(l)	26,850	2,732
3.55%, 07/17/2028(j)(l)	3,268	27
2.91% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(j)(l)	41,063	2,201
3.76% (8.95% - (30 Day Average SOFR + 0.11%)), 08/15/2029(j)(l)	16,568	743
1.86% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(j)(l)	197,354	10,768
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value

1.51% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(j)(l)	$368,753	$16,070
1.56% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(j)(l)	20,954	974
1.53%, 05/15/2035(j)(l)	566,472	33,108
0.96% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(j)(l)	349,514	11,477
1.81% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(j)(l)	105,402	9,242
0.88% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(j)(l)	203,308	14,175
1.06% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(j)(l)	98,842	5,841
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027 - 04/01/2030(l)	137,947	16,671
6.50%, 02/01/2028 - 06/01/2031(l)	33,564	4,453
7.50%, 12/15/2029(l)	41,428	5,809
6.00%, 12/15/2032(l)	77,376	9,420
Government National Mortgage Association,
ARM, 2.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(j)	589	571
7.00%, 01/15/2028 - 01/20/2030	85,334	85,564
8.00%, 01/15/2028 - 09/15/2028	52,493	53,012
IO, 1.21% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(j)(l)	379,921	22,790
1.31% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(j)(l)	641,044	31,412
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $109,915,645)		105,321,405
U.S. Treasury Securities–4.41%
U.S. Treasury Inflation — Indexed Notes–4.41%
1.25%, 04/15/2028(n)	57,591,325	55,982,920
0.63%, 07/15/2032(n)	18,549,536	18,155,721
Total U.S. Treasury Securities (Cost $76,140,861)		74,138,641
Principal Amount		Value
Agency Credit Risk Transfer Notes–3.02%
United States–3.02%
Fannie Mae Connecticut Avenue Securities,
Series 2018-R07, Class 1M2, 7.58% (30 Day Average SOFR + 2.51%), 04/25/2031(b)(j)	$184,411	$184,992
Series 2019-R02, Class 1M2, 7.48% (30 Day Average SOFR + 2.41%), 08/25/2031(b)(j)	4,032	4,032
Series 2019-R03, Class 1M2, 7.33% (30 Day Average SOFR + 2.26%), 09/25/2031(b)(j)	36,162	36,163
Series 2022-R04, Class 1M2, 8.17% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(j)	1,795,000	1,829,551
Series 2022-R08, Class 1M2, 8.67% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(j)	3,150,000	3,261,244
Series 2023-R02, Class 1M1, 7.37% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(j)	1,254,410	1,273,876
Series 2023-R03, Class 2M1, 7.57% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(j)	2,646,370	2,685,954
Series 2023-R04, Class 1M1, 7.37% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(j)	2,719,890	2,761,441
Series 2023-R06, Class 1M1, 6.77% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(j)	1,490,000	1,497,450
Series 2023-R06, Class 1M2, 7.77% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(j)	1,145,000	1,155,556
Series 2023-R06, Class 1B1, 8.97% (30 Day Average SOFR + 3.90%), 07/25/2043(b)(j)	1,310,000	1,332,106
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Freddie Mac,
Series 2022-DNA2, Class M1B, STACR®, 7.47% (30 Day Average SOFR + 2.40%), 02/25/2042(b)(j)	$3,500,000	$3,512,317
Series 2022-DNA3, Class M1B, STACR®, 7.97% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(j)	7,000,000	7,129,288
Series 2022-DNA3, Class M1A, STACR®, 7.07% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(j)	4,587,576	4,605,254
Series 2022-HQA2, Class M1, STACR®, 9.07% (30 Day Average SOFR + 4.00%), 07/25/2042(b)(j)	3,500,000	3,674,872
Series 2022-HQA3, Class M1, STACR®, 8.62% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(j)	3,500,000	3,608,334
Series 2022-HQA3, Class M2, STACR®, 10.42% (30 Day Average SOFR + 5.35%), 08/25/2042(b)(j)	3,745,000	4,003,893
Series 2023-DNA1, Class M1, STACR®, 7.17% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(j)	2,589,592	2,620,544
Series 2023-HQA2, Class M1, STACR®, 7.07% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(j)	2,652,206	2,672,179
Series 2023-HQA2, Class M1, STACR®, 8.42% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(j)	2,100,000	2,152,489
Series 2023-HQA2, Class M2, STACR®, 8.92% (30 Day Average SOFR + 3.85%), 06/25/2043(b)(j)	700,000	725,953
Total Agency Credit Risk Transfer Notes (Cost $49,758,931)		50,727,488
	Shares
Common Stocks & Other Equity Interests–1.76%
Argentina–1.74%
Banco BBVA Argentina S.A.	200,000	754,883
Shares		Value
Argentina–(continued)
Banco Macro S.A., Class B	140,000	$770,504
Grupo Financiero Galicia S.A., Class B	1,115,000	3,787,220
Pampa Energia S.A.(o)	900,000	3,027,687
YPF S.A., Class D(o)	700,000	20,902,771
		29,243,065
United States–0.02%
ACNR Holdings, Inc.	2,129	189,215
Claire’s Holdings LLC, Class S	614	234,088
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(m)(o)	76,715	2,301
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(m)(o)	85,239	2,557
McDermott International Ltd., Wts., expiring 12/31/2049(m)	55,393	9,472
McDermott International, Inc.(o)	38,319	6,897
Party City Holdco, Inc.(o)	10,188	714
Sabine Oil & Gas Holdings, Inc.(m)(o)	2,510	477
Tenerity LLC, Wts., expiring 04/10/2024(m)	2,297	0
Windstream Services LLC, Wts.	399	4,256
		449,977
Total Common Stocks & Other Equity Interests (Cost $24,048,976)		29,693,042
Principal Amount
Variable Rate Senior Loan Interests–0.47%(p)(q)
Canada–0.04%
GFL Environmental, Inc., Term Loan (1 mo. Term SOFR + 3.00%), 05/31/2027	$634,000	635,693
United States–0.43%
Carnival Corp., Incremental Term Loan, 8.68% (6 mo. USD LIBOR + 3.25%), 10/18/2028	242,423	242,045
Claire’s Stores, Inc., Term Loan, 11.92% (3 mo. USD LIBOR + 6.50%), 12/18/2026	184,316	168,074
Clear Channel Outdoor Holdings, Inc., Term Loan B, 9.13% (3 mo. Term SOFR + 3.50%), 08/21/2026	932,338	905,533
Dun & Bradstreet Corp. (The), Term Loan, 8.42% (1 mo. USD LIBOR + 3.25%), 02/06/2026	981,679	982,798
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 14.50% (1 mo. USD LIBOR + 4.00%), 03/27/2028	1,352,875	1,010,144
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
IRB Holding Corp., Term Loan, 8.42% (1 mo. Term SOFR + 3.00%), 12/15/2027	$1,322,825	$1,317,620
Mativ Holdings, Inc., Term Loan B, 9.18% (1 mo. USD LIBOR + 3.75%), 04/20/2028(m)	1,782,400	1,733,384
NCR Corp., Term Loan B, 7.93% (3 mo. USD LIBOR + 2.50%), 08/28/2026	640,000	639,680
Scientific Games Holdings L.P., First Lien Term Loan (3 mo. Term SOFR + 3.50%), 04/04/2029	258,000	255,197
		7,254,475
Total Variable Rate Senior Loan Interests (Cost $8,201,948)		7,890,168
Shares
Preferred Stocks–0.01%
United States–0.01%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	127,000	126,746
Claire’s Holdings LLC, Series A, Pfd.(m)	195	40,950
Total Preferred Stocks (Cost $220,864)		167,696
Money Market Funds–6.41%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(r)(s)	37,738,093	37,738,093
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(r)(s)	26,947,637	$26,950,332
Invesco Treasury Portfolio, Institutional Class, 5.18%(r)(s)	43,129,249	43,129,249
Total Money Market Funds (Cost $107,818,936)		107,817,674

Options Purchased–2.67%
(Cost $60,880,342)(t)		44,842,400
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.58% (Cost $1,710,606,321)		1,658,386,508
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.50%
Invesco Private Government Fund, 5.24%(r)(s)(u)	16,499,232	16,499,232
Invesco Private Prime Fund, 5.38%(r)(s)(u)	42,426,598	42,426,598
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,923,296)		58,925,830
TOTAL INVESTMENTS IN SECURITIES—102.08% (Cost $1,769,529,617)		1,717,312,338
OTHER ASSETS LESS LIABILITIES–(2.08)%		(34,942,261)
NET ASSETS–100.00%		$1,682,370,077
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
Ctfs.	– Certificates
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
IO	– Interest Only
JPY	– Japanese Yen
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
Pfd.	– Preferred
PLN	– Polish Zloty
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
THB	– Thai Baht
TRY	– Turkish Lira
USD	– U.S. Dollar
UYU	– Uruguay Peso
Wts.	– Warrants
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $645,509,496, which represented 38.37% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2023.
(f)	Zero coupon bond issued at a discount.
(g)	All or a portion of this security was out on loan at July 31, 2023.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2023.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2023.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Principal amount of security and interest payments are adjusted for inflation.
(o)	Non-income producing security.
(p)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(q)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(r)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$31,287,616	$290,731,028	$(284,280,551)	$-	$-	$37,738,093	$819,395
Invesco Liquid Assets Portfolio, Institutional Class	22,438,567	207,665,021	(203,148,403)	(2,036)	(2,817)	26,950,332	600,949
Invesco Treasury Portfolio, Institutional Class	35,757,276	332,264,032	(324,892,059)	-	-	43,129,249	934,491
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,970,670	87,120,066	(88,591,504)	-	-	16,499,232	578,079*
Invesco Private Prime Fund	47,071,670	175,540,421	(180,187,094)	4,135	(2,534)	42,426,598	1,563,718*
Total	$154,525,799	$1,093,320,568	$(1,081,099,611)	$2,099	$(5,351)	$166,743,504	$4,496,632

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(s)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(t)	The table below details options purchased.
(u)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Goldman Sachs International	10/12/2023	USD	0.80	AUD	2,625,000	$ 2,520
AUD versus USD	Call	Goldman Sachs International	05/16/2024	USD	0.69	AUD	87,500,000	1,727,419
EUR versus USD	Call	Deutsche Bank AG	12/11/2023	USD	1.16	EUR	87,500,000	91,588
EUR versus USD	Call	Goldman Sachs Intermational	08/01/2023	USD	1.18	EUR	105,000,000	115
EUR versus USD	Call	Goldman Sachs Intermational	08/23/2023	USD	1.14	EUR	105,000,000	19,972
EUR versus USD	Call	Goldman Sachs Intermational	08/24/2023	USD	1.12	EUR	70,000,000	91,588
EUR versus USD	Call	Goldman Sachs Intermational	10/23/2023	USD	1.18	EUR	105,000,000	41,907
EUR versus USD	Call	Merrill Lynch International	10/23/2023	USD	1.18	EUR	4,200,000	90,908
EUR versus USD	Call	Standard Chartered Bank PLC	09/11/2023	USD	1.17	EUR	2,800,000	34,114
NZD versus USD	Call	Goldman Sachs Intermational	10/12/2023	USD	0.70	NZD	5,000,000	40,049
Subtotal — Foreign Currency Call Options Purchased								2,140,180
Currency Risk
CNY versus INR	Put	Goldman Sachs Intermational	09/25/2023	INR	11.05	CNY	15,750,000	58,707
EUR versus HUF	Put	Goldman Sachs Intermational	12/01/2023	HUF	360.00	EUR	3,500,000	113,242
EUR versus HUF	Put	Merrill Lynch International	09/18/2023	HUF	365.00	EUR	1,750,000	41,613
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	09/14/2023	NOK	10.65	EUR	1,750,000	201,906
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	10/11/2023	NOK	11.25	EUR	42,000,000	45,717
EUR versus PLN	Put	Goldman Sachs Intermational	09/22/2023	PLN	4.43	EUR	59,850,000	729,055
USD versus BRL	Put	Goldman Sachs Intermational	10/19/2023	BRL	4.85	USD	10,500,000	1,390,106
USD versus BRL	Put	Goldman Sachs Intermational	11/14/2023	BRL	4.80	USD	3,500,000	994,291
USD versus BRL	Put	Goldman Sachs Intermational	11/16/2023	BRL	4.50	USD	1,120,000	423,211
USD versus BRL	Put	Goldman Sachs Intermational	12/18/2023	BRL	4.83	USD	35,000,000	1,119,755
USD versus BRL	Put	Merrill Lynch International	11/16/2023	BRL	4.80	USD	45,500,000	1,226,316
USD versus BRL	Put	Morgan Stanley and Co. International PLC	11/16/2023	BRL	4.50	USD	3,500,000	531,682
USD versus CAD	Put	J.P. Morgan Chase Bank, N.A.	10/26/2023	CAD	1.30	USD	35,000,000	179,935
USD versus CLP	Put	Morgan Stanley and Co. International PLC	11/14/2023	CLP	715.00	USD	2,100,000	9,005
USD versus CLP	Put	Morgan Stanley and Co. International PLC	11/14/2023	CLP	740.00	USD	2,100,000	26,149
USD versus CLP	Put	Morgan Stanley and Co. International PLC	11/30/2023	CLP	805.00	USD	42,000,000	349,650
USD versus CNH	Put	Morgan Stanley and Co. International PLC	09/20/2023	CNH	6.50	USD	2,100,000	1,737
USD versus COP	Put	Morgan Stanley and Co. International PLC	11/22/2023	COP	3,900.00	USD	35,000,000	578,480
USD versus IDR	Put	Goldman Sachs Intermational	10/04/2023	IDR	14,750.00	USD	42,000,000	112,182
USD versus INR	Put	Standard Chartered Bank PLC	01/24/2024	INR	81.40	USD	35,000,000	188,965
USD versus JPY	Put	Goldman Sachs Intermational	02/08/2024	JPY	113.00	USD	52,500,000	37,905
USD versus JPY	Put	Goldman Sachs Intermational	05/07/2024	JPY	118.00	USD	52,500,000	171,098
USD versus JPY	Put	Goldman Sachs Intermational	05/30/2024	JPY	115.00	USD	5,250,000	238,061
USD versus JPY	Put	Goldman Sachs Intermational	06/10/2024	JPY	115.00	USD	5,250,000	251,449
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	11/07/2023	JPY	114.00	USD	2,100,000	5,508
USD versus JPY	Put	Merrill Lynch International	08/16/2023	JPY	130.00	USD	122,500,000	3,308
USD versus JPY	Put	Merrill Lynch International	06/03/2024	JPY	115.00	USD	3,500,000	120,806
USD versus KRW	Put	Goldman Sachs Intermational	12/19/2023	KRW	1,170.00	USD	1,750,000	130,368
USD versus KRW	Put	Merrill Lynch International	10/24/2023	KRW	1,240.00	USD	35,000,000	260,715
USD versus MXN	Put	Goldman Sachs Intermational	10/30/2023	MXN	16.50	USD	70,000,000	575,190
USD versus MXN	Put	Goldman Sachs Intermational	05/02/2024	MXN	17.20	USD	89,250,000	2,463,836
USD versus MXN	Put	Merrill Lynch International	09/18/2023	MXN	16.30	USD	3,500,000	333,620
USD versus THB	Put	Goldman Sachs Intermational	01/18/2024	THB	31.05	USD	1,750,000	143,675
USD versus THB	Put	Merrill Lynch International	08/30/2023	THB	32.50	USD	4,200,000	150,780
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus THB	Put	Standard Chartered Bank PLC	10/04/2023	THB	30.00	USD	3,500,000	$12,187
USD versus THB	Put	Standard Chartered Bank PLC	02/23/2024	THB	30.65	USD	1,750,000	117,990
USD versus ZAR	Put	Goldman Sachs Intermational	10/27/2023	ZAR	17.05	USD	26,250,000	241,474
USD versus ZAR	Put	Goldman Sachs Intermational	05/14/2024	ZAR	15.00	USD	7,000,000	873,390
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	08/10/2023	ZAR	17.00	USD	35,000,000	12,530
USD versus ZAR	Put	Morgan Stanley and Co. International PLC	09/18/2023	ZAR	16.50	USD	1,750,000	111,993
Subtotal — Foreign Currency Put Options Purchased								14,577,587
Total Foreign Currency Options Purchased								$16,717,767

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $40,918,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.15%	Receive	6 Month EURIBOR	Semi-Annually	05/19/2033	EUR	42,000,000	$2,396,771
2 Year Interest Rate Swap	Call	Barclays Bank PLC	5.60	Receive	SONIA	Annually	12/05/2023	GBP	149,800,000	1,698,956
Subtotal — Interest Rate Call Swaptions Purchased										4,095,727
Interest Rate Risk
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.86	Pay	SOFR	Annually	08/21/2023	USD	175,000,000	817,801
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.77	Pay	SOFR	Annually	08/07/2023	USD	247,800,000	523,510
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.73	Pay	SOFR	Annually	10/27/2023	USD	63,000,000	872,167
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.65	Pay	6 Month EURIBOR	Semi-Annually	05/19/2033	EUR	42,000,000	2,308,841
15 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.81	Pay	6 Month EURIBOR	Semi-Annually	04/06/2038	EUR	47,250,000	4,515,338
15 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.38	Pay	SONIA	Annually	05/05/2038	GBP	45,500,000	8,065,774
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.59	Pay	6 Month EURIBOR	Semi-Annually	05/22/2025	EUR	46,200,000	4,080,779
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.82	Pay	SOFR	Annually	03/31/2025	USD	23,100,000	2,545,460
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.75	Pay	TONAR	Annually	03/04/2024	JPY	10,920,000,000	299,236
Subtotal — Interest Rate Put Swaptions Purchased										24,028,906
Total Interest Rate Swaptions Purchased										$28,124,633

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $40,918,000.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value			Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Put	97.00%	Markit CDX North America High Yield Index, Series 40, Version 1	5.00%	Quarterly	09/20/2023	4.086%	USD	210,000,000	$(182,272)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $40,918,000.
(b)	Implied credit spreads represent the current level, as of July 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
AUD versus USD	Call	Goldman Sachs International	05/16/2024	USD	0.73	AUD	87,500,000	$(624,001)
EUR versus HUF	Call	Goldman Sachs International	09/15/2023	HUF	401.00	EUR	1,050,000	(232,265)
EUR versus HUF	Call	Goldman Sachs International	12/01/2023	HUF	400.00	EUR	1,400,000	(587,165)
EUR versus HUF	Call	J.P. Morgan Chase Bank, N.A.	10/12/2023	HUF	418.00	EUR	35,000,000	(228,047)
EUR versus HUF	Call	Merrill Lynch International	12/18/2023	HUF	415.00	EUR	35,000,000	(576,737)
EUR versus PLN	Call	Goldman Sachs International	09/22/2023	PLN	4.58	EUR	59,850,000	(186,886)
USD versus BRL	Call	Goldman Sachs International	11/16/2023	BRL	5.10	USD	1,120,000	(187,557)
USD versus BRL	Call	Goldman Sachs International	12/18/2023	BRL	5.30	USD	35,000,000	(337,015)
USD versus BRL	Call	Goldman Sachs International	05/23/2024	BRL	5.55	USD	3,500,000	(440,836)
USD versus BRL	Call	Merrill Lynch International	11/16/2023	BRL	5.25	USD	45,500,000	(345,163)
USD versus CLP	Call	Morgan Stanley and Co. International PLC	11/30/2023	CLP	870.00	USD	42,000,000	(895,230)
USD versus COP	Call	Morgan Stanley and Co. International PLC	08/10/2023	COP	4,500.00	USD	35,000,000	(770)
USD versus COP	Call	Morgan Stanley and Co. International PLC	11/22/2023	COP	4,300.00	USD	35,000,000	(508,725)
USD versus IDR	Call	Goldman Sachs International	10/04/2023	IDR	15,700.00	USD	42,000,000	(105,882)
USD versus INR	Call	Standard Chartered Bank PLC	01/24/2024	INR	84.00	USD	35,000,000	(261,310)
USD versus JPY	Call	Goldman Sachs International	08/07/2023	JPY	137.00	USD	52,500,000	(1,902,548)
USD versus KRW	Call	Merrill Lynch International	10/24/2023	KRW	1,315.00	USD	35,000,000	(222,110)
USD versus MXN	Call	Goldman Sachs International	10/30/2023	MXN	17.50	USD	70,000,000	(859,670)
USD versus MXN	Call	Goldman Sachs International	05/02/2024	MXN	19.00	USD	89,250,000	(1,574,370)
USD versus MXN	Call	Goldman Sachs International	05/15/2024	MXN	19.75	USD	1,400,000	(143,959)
USD versus ZAR	Call	Goldman Sachs International	10/27/2023	ZAR	18.90	USD	26,250,000	(356,160)
Subtotal — Foreign Currency Call Options Written								(10,576,406)
Currency Risk
AUD versus USD	Put	Goldman Sachs International	05/16/2024	USD	0.63	AUD	87,500,000	(734,613)
EUR versus PLN	Put	Goldman Sachs International	09/22/2023	PLN	4.33	EUR	59,850,000	(143,718)
USD versus BRL	Put	Goldman Sachs International	09/01/2023	BRL	4.80	USD	35,000,000	(712,845)
USD versus BRL	Put	Goldman Sachs International	12/18/2023	BRL	4.50	USD	35,000,000	(246,960)
USD versus BRL	Put	Merrill Lynch International	11/16/2023	BRL	4.55	USD	45,500,000	(329,739)
USD versus CLP	Put	Morgan Stanley and Co. International PLC	11/30/2023	CLP	780.00	USD	42,000,000	(139,692)
USD versus COP	Put	Morgan Stanley and Co. International PLC	11/22/2023	COP	3,700.00	USD	35,000,000	(172,445)
USD versus INR	Put	Standard Chartered Bank PLC	01/24/2024	INR	79.50	USD	35,000,000	(58,660)
USD versus MXN	Put	Goldman Sachs International	10/30/2023	MXN	16.15	USD	70,000,000	(255,290)
USD versus MXN	Put	Goldman Sachs International	05/02/2024	MXN	16.40	USD	89,250,000	(1,022,091)
USD versus ZAR	Put	Goldman Sachs International	10/27/2023	ZAR	16.50	USD	26,250,000	(102,638)
Subtotal — Foreign Currency Put Options Written								(3,918,691)
Total – Foreign Currency Options Written								$(14,495,097)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $40,918,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Barclays Bank PLC	5.10%	SONIA	Receive	Annually	12/05/2023	GBP	149,800,000	$(894,681)
10 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.30	SOFR	Receive	Annually	01/11/2024	USD	52,500,000	(706,328)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.25	SOFR	Receive	Annually	03/27/2024	USD	157,500,000	(2,756,187)
1 Year Interest Rate Swap	Call	Goldman Sachs International	3.29	SOFR	Receive	Annually	06/30/2025	USD	105,000,000	(618,948)
2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.75	SOFR	Receive	Annually	09/16/2024	USD	262,500,000	(1,178,221)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.12	SOFR	Receive	Annually	01/16/2024	USD	87,500,000	(788,584)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.44	6 Month EURIBOR	Receive	Semi-Annually	04/14/2025	EUR	52,500,000	(1,398,294)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.50	SOFR	Receive	Annually	01/08/2024	USD	35,000,000	(653,056)
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.35	TONAR	Receive	Annually	03/04/2024	JPY	10,920,000,000	(338,092)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.77	SOFR	Receive	Annually	08/07/2023	USD	247,800,000	(2,144,142)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.56	SOFR	Receive	Annually	03/10/2025	USD	42,000,000	(632,218)
20 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.25	SONIA	Receive	Annually	08/07/2023	GBP	35,000,000	—
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.47	SOFR	Receive	Annually	12/11/2023	USD	42,000,000	(663,964)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.50	SOFR	Receive	Annually	01/08/2024	USD	105,000,000	(2,048,869)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.35	6 Month EURIBOR	Receive	Semi-Annually	05/19/2027	EUR	42,000,000	(1,753,928)
2 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	4.92	SONIA	Receive	Monthly	03/28/2024	GBP	175,000,000	(1,701,056)
Subtotal—Interest Rate Call Swaptions Written										(18,276,568)
Interest Rate Risk
2 Year Interest Rate Swap	Put	Barclays Bank PLC	6.15	SONIA	Pay	Annually	12/05/2023	GBP	149,800,000	(605,022)
1 Year Interest Rate Swap	Put	Goldman Sachs International	3.29	SOFR	Pay	Annually	06/30/2025	USD	105,000,000	(923,806)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.98	6 Month EURIBOR	Pay	Semi-Annually	05/22/2025	EUR	107,940,000	(4,790,386)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.10	TONAR	Pay	Annually	03/04/2024	JPY	10,920,000,000	(171,657)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	6.08	SONIA	Pay	Monthly	03/28/2024	GBP	175,000,000	(1,112,986)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.85	6 Month EURIBOR	Pay	Semi-Annually	05/19/2027	EUR	42,000,000	(1,532,020)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.51	SONIA	Pay	Annually	01/31/2024	GBP	59,500,000	(1,211,535)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.98	SOFR	Pay	Annually	10/27/2023	USD	126,000,000	(874,982)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.15	SOFR	Pay	Annually	10/20/2023	USD	84,000,000	(489,103)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.16	SOFR	Pay	Annually	08/21/2023	USD	262,500,000	(537,631)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.56	SOFR	Pay	Annually	03/10/2025	USD	42,000,000	(1,510,672)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.00%	SOFR	Pay	Annually	09/16/2024	USD	262,500,000	$(2,344,414)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.31	SOFR	Pay	Annually	03/31/2025	USD	98,280,000	(2,683,214)
Subtotal—Interest Rate Put Swaptions Written										(18,787,428)
Total Open Over-The-Counter Interest Rate Swaptions Written										$(37,063,996)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $40,918,000.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	189	September-2023	$38,372,906	$(576,938)	$(576,938)
U.S. Treasury 10 Year Notes	820	September-2023	91,353,125	(2,197,344)	(2,197,344)
U.S. Treasury 10 Year Ultra Notes	753	September-2023	88,089,234	(1,947,211)	(1,947,211)
Subtotal—Long Futures Contracts				(4,721,493)	(4,721,493)
Short Futures Contracts
Interest Rate Risk
Euro-BTP	142	September-2023	(18,110,970)	56,207	56,207
U.S. Treasury 5 Year Notes	194	September-2023	(20,723,141)	463,781	463,781
U.S. Treasury Long Bonds	35	September-2023	(4,355,312)	89,414	89,414
Subtotal—Short Futures Contracts				609,402	609,402
Total Futures Contracts				$(4,112,091)	$(4,112,091)

(a)	Futures contracts collateralized by $10,439,617 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/20/2023	Barclays Bank PLC	EUR	7,884,801	USD	8,750,000	$60,009
09/20/2023	Barclays Bank PLC	USD	8,598,882	CNY	62,045,921	135,130
09/20/2023	Barclays Bank PLC	USD	5,300,000	COP	21,435,585,000	91,959
09/20/2023	Barclays Bank PLC	USD	9,945,630	MXN	173,336,625	314,820
09/20/2023	Barclays Bank PLC	USD	33,408,000	SGD	44,886,321	425,768
08/02/2023	BNP Paribas S.A.	USD	27,502,721	PLN	110,494,930	82,049
09/20/2023	BNP Paribas S.A.	INR	179,423,064	USD	2,179,803	1,163
09/20/2023	BNP Paribas S.A.	JPY	1,892,424,000	USD	13,752,831	348,949
09/20/2023	BNP Paribas S.A.	USD	5,200,000	COP	21,075,592,200	101,406
09/20/2023	BNP Paribas S.A.	USD	10,944,351	EUR	9,975,000	49,289
09/20/2023	BNP Paribas S.A.	USD	8,698	NOK	93,682	559
09/20/2023	BNP Paribas S.A.	USD	7,117,708	NZD	11,638,662	111,522
08/02/2023	Citibank, N.A.	USD	6,520,540	BRL	31,307,850	100,206
09/20/2023	Citibank, N.A.	CLP	4,525,565,000	USD	5,601,640	235,290
09/20/2023	Citibank, N.A.	IDR	368,541,180,000	USD	24,623,584	234,668
09/20/2023	Citibank, N.A.	USD	4,472,800	COP	18,179,471,960	100,109
09/20/2023	Citibank, N.A.	USD	147,252	CZK	3,260,232	2,503
09/20/2023	Citibank, N.A.	USD	31,067,607	PLN	128,647,855	971,229
09/20/2023	Citibank, N.A.	USD	50,981,108	THB	1,747,377,484	301,312
09/20/2023	Citibank, N.A.	USD	4,716,629	ZAR	87,448,653	151,544
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/20/2023	Deutsche Bank AG	TWD	267,124,269	USD	8,598,882	$82,126
08/02/2023	Goldman Sachs International	USD	149,903,110	BRL	713,568,854	996,991
08/03/2023	Goldman Sachs International	EUR	9,975,000	USD	10,980,480	12,442
08/18/2023	Goldman Sachs International	USD	43,830,150	PLN	177,792,620	519,143
08/28/2023	Goldman Sachs International	EUR	17,412,500	USD	19,293,050	124,185
09/01/2023	Goldman Sachs International	JPY	2,632,975,800	USD	19,110,000	516,560
09/05/2023	Goldman Sachs International	USD	33,425,000	MXN	645,102,500	4,871,379
09/12/2023	Goldman Sachs International	JPY	2,566,323,900	USD	18,690,000	535,937
09/19/2023	Goldman Sachs International	USD	9,167,812	EUR	8,334,375	17,202
09/20/2023	Goldman Sachs International	INR	2,747,326,925	USD	33,408,000	48,653
09/20/2023	Goldman Sachs International	KRW	44,196,364	USD	34,855	171
09/20/2023	Goldman Sachs International	USD	4,600,000	COP	18,592,740,000	76,863
09/20/2023	Goldman Sachs International	USD	1,617,970	PEN	5,903,000	14,186
12/21/2023	Goldman Sachs International	KRW	6,582,450,000	USD	5,250,000	53,558
01/22/2024	Goldman Sachs International	THB	152,197,500	USD	4,550,000	30,240
02/13/2024	Goldman Sachs International	JPY	1,094,562,000	USD	8,820,000	880,655
05/09/2024	Goldman Sachs International	JPY	2,190,384,000	USD	17,220,000	1,116,385
08/02/2023	HSBC Bank USA	USD	139,969,430	BRL	664,336,829	519,458
09/05/2023	HSBC Bank USA	USD	36,348,224	BRL	173,631,829	150,905
09/20/2023	HSBC Bank USA	TWD	251,866,542	USD	8,105,118	74,826
09/20/2023	HSBC Bank USA	USD	4,647,099	MXN	82,077,057	211,353
08/02/2023	J.P. Morgan Chase Bank, N.A.	EUR	24,010,000	USD	26,425,665	26,661
09/20/2023	J.P. Morgan Chase Bank, N.A.	AUD	23,775,000	USD	16,078,650	82,311
09/20/2023	J.P. Morgan Chase Bank, N.A.	EUR	36,619,275	USD	41,255,389	896,579
09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	41,537,118	CNY	298,298,241	453,400
09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	188,516,574	EUR	174,462,632	3,762,065
09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	28,145,317	GBP	22,493,422	727,616
09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	42,572,646	JPY	6,031,181,567	145,713
03/20/2024	J.P. Morgan Chase Bank, N.A.	CNY	56,290,000	USD	8,330,343	292,601
08/02/2023	Merrill Lynch International	USD	16,986,159	BRL	80,539,875	45,799
08/11/2023	Merrill Lynch International	USD	29,050,000	MXN	518,760,375	1,882,466
08/18/2023	Merrill Lynch International	JPY	3,525,327,662	USD	26,215,000	1,373,821
09/05/2023	Merrill Lynch International	JPY	1,570,177,000	USD	11,480,000	384,919
09/05/2023	Merrill Lynch International	USD	2,275,000	BRL	11,086,075	55,403
09/06/2023	Merrill Lynch International	JPY	520,811,200	USD	3,920,000	239,297
09/20/2023	Merrill Lynch International	INR	1,363,746,936	USD	16,641,715	82,452
09/20/2023	Merrill Lynch International	USD	2,419,471	CAD	3,230,528	32,040
09/20/2023	Merrill Lynch International	USD	34,327,751	CNY	244,211,054	49,081
09/20/2023	Merrill Lynch International	USD	4,606,314	EUR	4,213,500	37,466
08/08/2023	Morgan Stanley and Co. International PLC	USD	12,944,000	COP	52,034,880,000	303,868
09/18/2023	Morgan Stanley and Co. International PLC	USD	2,800,000	BRL	13,552,000	43,096
09/20/2023	Morgan Stanley and Co. International PLC	USD	4,600,000	COP	18,653,690,000	92,195
09/20/2023	Morgan Stanley and Co. International PLC	USD	2,967,135	SEK	31,961,678	76,374
09/22/2023	Morgan Stanley and Co. International PLC	CNY	77,861,840	USD	11,410,000	448,220
09/29/2023	Morgan Stanley and Co. International PLC	USD	980,000	COP	4,699,100,000	199,181
10/02/2023	Morgan Stanley and Co. International PLC	USD	15,050,000	COP	64,414,000,000	1,100,943
09/20/2023	Royal Bank of Canada	AUD	38,062,500	USD	25,928,632	319,351
09/20/2023	Royal Bank of Canada	EUR	9,975,000	USD	11,016,749	23,109
09/20/2023	Royal Bank of Canada	USD	5,376,194	EUR	4,880,000	2,149
01/29/2024	Standard Chartered Bank PLC	INR	1,298,115,000	USD	15,750,000	65,076
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/28/2024	Standard Chartered Bank PLC	THB	127,935,500	USD	3,850,000	$37,948
09/20/2023	UBS AG	GBP	1,525,000	USD	1,962,766	5,251
Subtotal—Appreciation						27,959,153
Currency Risk
09/20/2023	Barclays Bank PLC	USD	4,098,050	EUR	3,640,000	(86,335)
09/20/2023	BNP Paribas S.A.	NZD	4,281,000	USD	2,618,076	(41,021)
09/20/2023	BNP Paribas S.A.	PLN	154,785,300	USD	38,321,490	(226,692)
09/20/2023	BNP Paribas S.A.	USD	135,229,336	JPY	18,607,894,660	(3,431,160)
08/02/2023	Citibank, N.A.	BRL	31,307,850	USD	6,602,942	(17,803)
09/20/2023	Citibank, N.A.	PEN	171,945,000	USD	46,787,755	(754,349)
09/20/2023	Citibank, N.A.	PLN	129,762,498	USD	31,419,059	(897,372)
09/20/2023	Citibank, N.A.	THB	336,000,000	USD	9,803,063	(57,939)
09/20/2023	Citibank, N.A.	USD	17,858,769	CLP	14,428,099,255	(750,136)
09/20/2023	Citibank, N.A.	USD	53,508,439	IDR	800,860,809,600	(509,947)
09/20/2023	Citibank, N.A.	ZAR	551,179,612	USD	29,728,412	(955,165)
09/20/2023	Deutsche Bank AG	MXN	307,243,125	USD	17,755,991	(430,891)
12/13/2023	Deutsche Bank AG	EUR	10,150,000	USD	11,022,900	(212,596)
12/13/2023	Deutsche Bank AG	USD	13,799,625	EUR	12,250,000	(239,543)
08/02/2023	Goldman Sachs International	BRL	713,568,854	USD	149,192,575	(1,707,527)
08/02/2023	Goldman Sachs International	PLN	110,494,930	USD	26,390,000	(1,194,769)
08/02/2023	Goldman Sachs International	USD	26,579,070	EUR	24,010,000	(180,066)
08/18/2023	Goldman Sachs International	EUR	39,900,000	USD	43,830,150	(73,442)
08/21/2023	Goldman Sachs International	MXN	166,217,660	USD	8,680,000	(1,213,647)
08/25/2023	Goldman Sachs International	CNY	216,300,000	USD	30,031,239	(372,473)
08/25/2023	Goldman Sachs International	USD	30,100,000	INR	2,474,220,000	(29,063)
09/06/2023	Goldman Sachs International	IDR	310,184,000,000	USD	20,300,000	(234,769)
09/19/2023	Goldman Sachs International	HUF	3,528,000,000	USD	9,187,500	(724,674)
09/20/2023	Goldman Sachs International	INR	1,385,475,402	USD	16,803,000	(20,100)
09/20/2023	Goldman Sachs International	USD	12,585,347	PEN	45,325,000	(53,166)
09/29/2023	Goldman Sachs International	SEK	115,583,565	USD	10,470,000	(541,081)
09/29/2023	Goldman Sachs International	USD	8,400,000	SEK	86,360,400	(172,867)
10/16/2023	Goldman Sachs International	AUD	3,675,000	USD	2,326,275	(148,471)
10/16/2023	Goldman Sachs International	NZD	8,166,667	USD	4,569,250	(503,394)
11/16/2023	Goldman Sachs International	MXN	111,483,000	USD	5,400,000	(1,129,658)
11/20/2023	Goldman Sachs International	BRL	23,325,120	USD	4,032,000	(817,304)
12/20/2023	Goldman Sachs International	BRL	62,262,900	USD	12,600,000	(299,091)
05/06/2024	Goldman Sachs International	MXN	190,927,043	USD	9,917,000	(931,294)
05/16/2024	Goldman Sachs International	ZAR	124,715,938	USD	6,212,500	(585,630)
05/17/2024	Goldman Sachs International	MXN	42,358,400	USD	2,240,000	(162,698)
05/20/2024	Goldman Sachs International	AUD	14,437,500	USD	9,704,888	(74,777)
08/02/2023	HSBC Bank USA	BRL	664,336,829	USD	140,060,978	(427,910)
09/05/2023	HSBC Bank USA	BRL	490,705,000	USD	102,724,570	(426,476)
09/20/2023	HSBC Bank USA	MXN	949,357,000	USD	53,751,387	(2,444,643)
09/20/2023	HSBC Bank USA	USD	13,203,740	CLP	10,718,136,000	(494,329)
09/20/2023	HSBC Bank USA	USD	19,467,959	HUF	6,842,014,165	(248,781)
09/20/2023	HSBC Bank USA	ZAR	379,205,388	USD	20,682,953	(427,004)
09/20/2023	J.P. Morgan Chase Bank, N.A.	EUR	262,132,784	USD	284,186,048	(4,715,562)
09/20/2023	J.P. Morgan Chase Bank, N.A.	GBP	92,328,000	USD	115,527,147	(2,986,623)
09/20/2023	J.P. Morgan Chase Bank, N.A.	HUF	1,476,125,000	USD	4,079,644	(66,782)
09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	57,415,712	AUD	84,898,831	(293,926)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	26,488,663	EUR	24,010,000	$(26,778)
10/16/2023	J.P. Morgan Chase Bank, N.A.	HUF	2,794,260,000	USD	7,755,999	(54,554)
10/16/2023	J.P. Morgan Chase Bank, N.A.	USD	7,756,000	EUR	7,000,000	(31,270)
08/02/2023	Merrill Lynch International	BRL	80,539,875	USD	16,783,001	(248,958)
08/11/2023	Merrill Lynch International	MXN	223,684,300	USD	11,900,000	(1,437,771)
08/25/2023	Merrill Lynch International	SGD	50,764,919	USD	37,590,000	(627,663)
08/25/2023	Merrill Lynch International	USD	37,590,000	INR	3,088,405,677	(54,432)
09/01/2023	Merrill Lynch International	THB	602,525,000	USD	17,500,000	(151,079)
09/20/2023	Merrill Lynch International	CAD	13,745,000	USD	10,294,178	(136,321)
09/20/2023	Merrill Lynch International	SGD	68,646,947	USD	51,333,763	(409,950)
09/20/2023	Merrill Lynch International	USD	3,674,487	EUR	3,265,000	(76,068)
09/20/2023	Merrill Lynch International	USD	34,260,005	INR	2,807,521,786	(169,743)
09/29/2023	Merrill Lynch International	AUD	26,723,677	USD	17,500,000	(485,695)
10/13/2023	Merrill Lynch International	BRL	99,504,000	USD	18,000,000	(2,795,222)
09/20/2023	Morgan Stanley and Co. International PLC	COP	294,641,791,242	USD	68,713,735	(5,401,181)
09/20/2023	Morgan Stanley and Co. International PLC	JPY	7,129,607,090	USD	49,887,000	(611,416)
09/20/2023	Morgan Stanley and Co. International PLC	USD	1,816,003	EUR	1,645,000	(3,017)
09/20/2023	Morgan Stanley and Co. International PLC	USD	7,427,200	GBP	5,755,912	(38,815)
09/20/2023	Morgan Stanley and Co. International PLC	ZAR	98,542,500	USD	5,461,904	(23,851)
10/11/2023	Morgan Stanley and Co. International PLC	MXN	203,597,100	USD	10,710,000	(1,293,903)
11/27/2023	Morgan Stanley and Co. International PLC	COP	145,111,750,000	USD	35,350,000	(568,218)
08/03/2023	Royal Bank of Canada	USD	10,991,034	EUR	9,975,000	(22,996)
09/20/2023	Royal Bank of Canada	USD	3,713,600	CAD	4,884,108	(7,257)
09/13/2023	Standard Chartered Bank PLC	USD	27,451,393	EUR	24,500,000	(458,950)
09/20/2023	Standard Chartered Bank PLC	EUR	14,700,000	USD	15,893,023	(308,132)
Subtotal—Depreciation						(47,756,186)
Total Forward Foreign Currency Contracts						$(19,797,033)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Societe Generale S.A.	Sell	1.00%	Quarterly	06/20/2027	0.741%	EUR	10,500,000	$8,843	$108,290	$99,447
Chile Government International Bonds	Sell	1.00	Quarterly	06/20/2028	0.629	USD	12,250,000	111,367	199,498	88,131
Subtotal - Appreciation								120,210	307,788	187,578
Credit Risk
Markit iTraxx Europe Index, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	0.545	EUR	7,525,000	(65,266)	(136,252)	(70,986)
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2027	1.437	USD	3,500,000	170,555	57,687	(112,868)
Markit CDX North America High Yield Index, Series 40, Version 1	Buy	(5.00)	Quarterly	06/20/2028	4.085	USD	65,100,000	(898,797)	(2,341,975)	(1,443,178)
Mexican Government International Bonds	Buy	(1.00)	Quarterly	06/20/2028	0.996	USD	14,000,000	108,992	(2,106)	(111,098)
Peru Government International Bonds	Buy	(1.00)	Quarterly	06/20/2028	0.722	USD	12,250,000	(111,367)	(149,128)	(37,761)
Subtotal - Depreciation								(795,883)	(2,571,774)	(1,775,891)
Total Centrally Cleared Credit Default Swap Agreements								$(675,673)	$(2,263,986)	$(1,588,313)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

(a)	Centrally cleared swap agreements collateralized by $32,882,473 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of July 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	TTHORON	Quarterly	2.71%	Quarterly	05/29/2033	THB	274,750,000	$—	$6,228	$6,228
Receive	6 Month ADBB	Semi-Annually	(4.41)	Semi-Annually	06/22/2033	AUD	28,600,000	—	23,352	23,352
Receive	3 Month CZK PRIBOR	Quarterly	(7.02)	Annually	02/10/2024	CZK	725,000,000	—	30,811	30,811
Pay	3 Month ADBB	Quarterly	4.21	Quarterly	06/22/2026	AUD	83,660,000	—	64,920	64,920
Receive	TTHORON	Quarterly	(2.35)	Quarterly	05/29/2028	THB	1,032,500,000	—	118,699	118,699
Pay	BZDIOVRA	At Maturity	8.68	At Maturity	01/04/2027	BRL	56,292,938	—	167,529	167,529
Receive	SOFR	Annually	(3.24)	Annually	07/25/2033	USD	45,850,000	—	198,154	198,154
Pay	28 Day MXN TIIE	28 Days	9.13	28 Days	02/11/2028	MXN	163,100,000	—	211,649	211,649
Receive	TTHORON	Quarterly	(2.26)	Quarterly	04/24/2028	THB	1,015,000,000	—	253,100	253,100
Receive	SIBCSORA	Semi-Annually	(2.59)	Semi-Annually	07/26/2043	SGD	44,100,000	—	279,291	279,291
Receive	3 Month JIBAR	Quarterly	(6.61)	Quarterly	10/19/2026	ZAR	119,500,000	455	298,796	298,341
Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	124,250,000	—	312,724	312,724
Receive	CPTFEMU	At Maturity	(2.47)	At Maturity	06/15/2028	EUR	42,000,000	—	315,029	315,029
Receive	SOFR	Annually	(3.59)	Annually	06/01/2028	USD	23,100,000	—	418,859	418,859
Pay	BZDIOVRA	At Maturity	11.30	At Maturity	01/02/2026	BRL	181,797,497	—	448,592	448,592
Receive	CPURNSA	At Maturity	(2.53)	At Maturity	06/07/2033	USD	49,140,000	—	456,334	456,334
Receive	SOFR	Annually	(3.26)	Annually	05/25/2053	USD	22,386,000	—	482,128	482,128
Pay	CLICP	Semi-Annually	7.87	Semi-Annually	04/11/2025	CLP	14,700,000,000	—	514,836	514,836
Receive	FBIL Overnight MIBOR	Semi-Annually	(5.65)	Semi-Annually	02/17/2027	INR	1,837,500,000	—	604,272	604,272
Receive	CPURNSA	At Maturity	(2.43)	At Maturity	05/12/2028	USD	74,690,000	—	606,787	606,787
Pay	BZDIOVRA	At Maturity	11.07	At Maturity	01/02/2026	BRL	194,835,124	—	799,636	799,636
Receive	28 Day MXN TIIE	28 Days	(8.35)	28 Days	03/06/2025	MXN	551,250,000	—	849,610	849,610
Pay	BZDIOVRA	At Maturity	11.72	At Maturity	01/02/2026	BRL	174,013,173	—	908,625	908,625
Receive	CPURNSA	At Maturity	(2.48)	At Maturity	05/11/2028	USD	187,075,000	—	1,049,246	1,049,246
Receive	SOFR	Annually	(3.50)	Annually	05/30/2033	USD	69,650,000	74,483	1,138,966	1,064,483
Pay	SOFR	Annually	3.77	Annually	08/09/2033	USD	192,290,000	(43,745)	1,258,067	1,301,812
Subtotal — Appreciation								31,193	11,816,240	11,785,047
Interest Rate Risk
Pay	SOFR	Annually	3.30	Annually	05/11/2028	USD	191,625,000	—	(5,885,894)	(5,885,894)
Pay	SOFR	Annually	2.94	Annually	04/24/2034	USD	78,750,000	—	(3,720,076)	(3,720,076)
Pay	SONIA	Annually	4.24	Annually	05/30/2025	GBP	118,160,000	—	(3,652,290)	(3,652,290)
Pay	SOFR	Annually	3.22	Annually	05/12/2028	USD	76,510,000	—	(2,626,212)	(2,626,212)
Pay	6 Month EURIBOR	Semi-Annually	3.05	Annually	05/20/2025	EUR	405,972,000	—	(2,109,724)	(2,109,724)
Pay	6 Month EURIBOR	Semi-Annually	2.55	Annually	04/24/2034	EUR	37,800,000	—	(1,548,625)	(1,548,625)
Pay	SOFR	Annually	3.53	Annually	05/25/2028	USD	69,994,000	—	(1,445,873)	(1,445,873)
Receive	COOVIBR	Quarterly	(9.86)	Quarterly	09/09/2032	COP	25,200,000,000	—	(826,718)	(826,718)
Pay	SOFR	Annually	3.37	Annually	12/15/2032	USD	29,820,000	—	(789,194)	(789,194)
Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	42,590,000,000	—	(779,928)	(779,928)
Receive	CLICP	Semi-Annually	(6.30)	Semi-Annually	03/09/2028	CLP	13,125,000,000	—	(776,217)	(776,217)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	COOVIBR	Quarterly	(9.06)%	Quarterly	05/16/2032	COP	25,900,000,000	$—	$(487,514)	$(487,514)
Pay	CPTFEMU	At Maturity	2.49	At Maturity	06/15/2033	EUR	42,000,000	—	(484,836)	(484,836)
Receive	COOVIBR	Quarterly	(9.01)	Quarterly	05/24/2032	COP	25,400,000,000	—	(465,593)	(465,593)
Receive	COOVIBR	Quarterly	(8.88)	Quarterly	05/09/2032	COP	27,000,000,000	—	(427,165)	(427,165)
Pay	NFIX3FRA	Quarterly	4.37	Semi-Annually	03/23/2028	NZD	37,800,000	—	(423,254)	(423,254)
Receive	COOVIBR	Quarterly	(9.85)	Quarterly	07/21/2032	COP	12,010,000,000	—	(400,891)	(400,891)
Receive	COOVIBR	Quarterly	(9.71)	Quarterly	07/21/2032	COP	12,332,000,000	—	(384,542)	(384,542)
Receive	COOVIBR	Quarterly	(11.46)	Quarterly	11/01/2024	COP	96,250,000,000	—	(335,627)	(335,627)
Pay	CORRA	Semi-Annually	3.53	Semi-Annually	07/14/2033	CAD	28,000,000	44,819	(281,199)	(326,018)
Pay	CORRA	Semi-Annually	3.55	Semi-Annually	07/17/2033	CAD	28,000,000	42,912	(249,770)	(292,682)
Pay	NFIX3FRA	Quarterly	4.35	Semi-Annually	05/19/2028	NZD	25,200,000	—	(291,260)	(291,260)
Receive	FBIL Overnight MIBOR	Semi-Annually	(7.02)	Semi-Annually	05/25/2027	INR	1,312,500,000	—	(276,968)	(276,968)
Pay	CPURNSA	At Maturity	2.50	At Maturity	06/07/2028	USD	49,140,000	—	(270,758)	(270,758)
Pay	TTHORON	Quarterly	2.00	Quarterly	04/24/2025	THB	1,228,500,000	—	(200,771)	(200,771)
Receive	3 Month JIBAR	Quarterly	(9.87)	Quarterly	06/15/2033	ZAR	98,700,000	—	(197,650)	(197,650)
Pay	TTHORON	Quarterly	2.11	Quarterly	05/29/2025	THB	1,242,500,000	—	(137,116)	(137,116)
Pay	6 Month EURIBOR	Semi-Annually	3.74	Annually	03/14/2025	EUR	113,162,000	—	(130,460)	(130,460)
Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	9,450,000,000	—	(104,019)	(104,019)
Pay	28 Day MXN TIIE	28 Days	9.25	28 Days	02/10/2025	MXN	752,500,000	—	(98,943)	(98,943)
Pay	6 Month ADBB	Semi-Annually	4.59	Semi-Annually	07/24/2033	AUD	70,350,000	—	(90,778)	(90,778)
Pay	TTHORON	Quarterly	2.60	Quarterly	04/24/2033	THB	268,800,000	—	(76,577)	(76,577)
Receive	6 Month WIBOR	Semi-Annually	(4.81)	Annually	07/14/2028	PLN	21,000,000	—	(42,524)	(42,524)
Pay	28 Day MXN TIIE	28 Days	9.40	28 Days	02/10/2025	MXN	787,500,000	—	(40,440)	(40,440)
Subtotal — Depreciation								87,731	(30,059,406)	(30,147,137)
Total Centrally Cleared Interest Rate Swap Agreements								$118,924	$(18,243,166)	$(18,362,090)

(a)	Centrally cleared swap agreements collateralized by $32,882,473 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.432%	EUR	7,500,000	$20,488	$31,869	$11,381
Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 5	Sell	5.00	Quarterly	12/20/2024	1.806	EUR	7,100,000	271,593	336,414	64,821
J.P. Morgan Chase Bank, N.A.	Markit CDX Investment Grade Index, Series 33, Version 1	Sell	1.00	Quarterly	12/20/2024	7.518	USD	7,000,000	(711,786)	(589,572)	122,215
Subtotal—Appreciation									(419,705)	(221,289)	198,417
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)%	Quarterly	12/20/2024	0.683%	EUR	3,750,000	$13,309	$(17,789)	$(31,098)
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)	Quarterly	12/20/2026	0.278	USD	15,000,000	(2,064,486)	(2,166,387)	(101,901)
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	06/20/2027	1.099	EUR	5,250,000	143,455	20,827	(122,629)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 2	Buy	(5.00)	Quarterly	12/20/2027	0.555	USD	21,000,000	(3,392,804)	(3,555,689)	(162,885)
Subtotal—Depreciation									(5,300,526)	(5,719,038)	(418,513)
Total Open Over-The-Counter Credit Default Swap Agreements									$(5,720,231)	$(5,940,327)	$(220,096)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $40,918,000.
(b)	Implied credit spreads represent the current level, as of July 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Abbreviations:
ADBB	—Australian Dollar Bank Bill
AUD	—Australian Dollar
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CPTFEMU	—Eurostat Eurozone HICP ex Tobacco Unrevised Series NSA
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
NFIX3FRA	—New Zealand Bank Bill 3 Month Forward Rate Agreement
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
SEK	—Swedish Krona
SGD	—Singapore Dollar
SIBCSORA	—Singapore Overnight Rate Average
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TTHORON	—Thai Overnight Repurchase Rate
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$616,822,537	$—	$616,822,537
U.S. Dollar Denominated Bonds & Notes	—	460,857,610	—	460,857,610
Asset-Backed Securities	—	150,319,221	9,788,626	160,107,847
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	105,321,405	—	105,321,405
U.S. Treasury Securities	—	74,138,641	—	74,138,641
Agency Credit Risk Transfer Notes	—	50,727,488	—	50,727,488
Common Stocks & Other Equity Interests	29,250,676	427,559	14,807	29,693,042
Variable Rate Senior Loan Interests	—	6,156,784	1,733,384	7,890,168
Preferred Stocks	—	126,746	40,950	167,696
Money Market Funds	107,817,674	58,925,830	—	166,743,504
Options Purchased	—	44,842,400	—	44,842,400
Total Investments in Securities	137,068,350	1,568,666,221	11,577,767	1,717,312,338
Other Investments - Assets*
Futures Contracts	609,402	—	—	609,402
Forward Foreign Currency Contracts	—	27,959,153	—	27,959,153
Swap Agreements	—	12,171,042	—	12,171,042
	609,402	40,130,195	—	40,739,597
Other Investments - Liabilities*
Futures Contracts	(4,721,493)	—	—	(4,721,493)
Forward Foreign Currency Contracts	—	(47,756,186)	—	(47,756,186)
Options Written	—	(51,741,365)	—	(51,741,365)
Swap Agreements	—	(32,341,541)	—	(32,341,541)
	(4,721,493)	(131,839,092)	—	(136,560,585)
Total Other Investments	(4,112,091)	(91,708,897)	—	(95,820,988)
Total Investments	$132,956,259	$1,476,957,324	$11,577,767	$1,621,491,350

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Global Strategic Income Fund